Pension plan obligations (Details Narrative) R$ in Thousands	12 Months Ended
	Dec. 31, 2021 BRL (R$) Number	Dec. 31, 2020 BRL (R$) Number
Sabesprev Mais One [Member]
IfrsStatementLineItems [Line Items]
[custom:ActiveParticipantsOfPlan]	9,463	9,587
V I V E S T [Member]
IfrsStatementLineItems [Line Items]
[custom:NumberOfParticipantsOfRetirementBenefitPlanNotReceivingBenefits] | Number	46	24
G 1 Plan [Member]
IfrsStatementLineItems [Line Items]
Description of defined benefit plan	0.99% of the portion of the salary of participation up to 20 salaries; and
[custom:DescriptionOfDefinedBenefitPlan1]	8.39% of the surplus, if any, of the portion of the salary of participation over 20 salaries.
Number of participants of retirement benefit plan receiving benefits | Number	2,930	3,512
[custom:NumberOfParticipantsOfRetirementBenefitPlanNotReceivingBenefits] | Number	8,109	7,580
Decrease (increase) in net defined benefit liability (asset) resulting from resulting from contributions to plan by employer	R$ 35,368	R$ 36,009
[custom:ContributionParticipants]	30,551	36,608
[custom:ActuarialDeficit]	28,829	26,326
[custom:ActuarialDeficitParticipants]	R$ 23,609	R$ 26,895
G 0 Plan [Member]
IfrsStatementLineItems [Line Items]
[custom:ActiveParticipantsOfPlan]	8	10
[custom:BeneficiariesRetireesAndSurvivors]	1,794	1,862